Share-Based Payments - Schedule of Listed and Unlisted Options (Details)	12 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares
Schedule of movement in number of stock options outstanding and weighted average exercise price [Abstract]
Average exercise price per share option, Beginning balance	$ 0.28	$ 0.27	$ 0.37
Number of options, Beginning balance	13,506,120	12,879,720	19,873,877
Average exercise price per share option, Granted during the year	$ 0.14	$ 0.25	$ 0.12
Number of options, Granted during the year	3,000,000	1,000,000	1,430,000
Average exercise price per share option, Exercised during the year		$ 0.12
Number of options, Exercised during the year		(200,000)
Average exercise price per share option, Forfeited/ lapsed during the year	$ 0.12	$ 0.18	$ 0.48
Number of options,Forfeited/ lapsed during the year	(8,016,120)	(173,600)	(8,424,157)
Average exercise price per share option, Ending balance	$ 0.38	$ 0.28	$ 0.27
Number of options, Ending balance	8,490,000	13,506,120	12,879,720
Average exercise price per share option, Vested and exercisable	$ 0.43	$ 0.28	$ 0.27
Number of options, Vested and exercisable	7,153,384	13,326,632	12,610,802